Taxes on Income - Summary of Components of the Company's Deferred Tax Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforward	$ 37,636,000	$ 20,453,000
Research and development costs carryforward	15,997,000	13,835,000
Accrued Expenses	446,000	198,000
Share-based compensation	23,000	23,000
Other	27,000	11,000
Gross deferred tax assets	54,129,000	34,520,000
Valuation allowance	(54,117,000)	(34,520,000)
Deferred tax liabilities:
Property and equipment	(12,000)	(11,000)
Net deferred tax	0	0
Collective Growth Corp [Member]
Deferred tax assets:
Net operating loss carryforward	153,905	0
Unrealized gain on marketable securities	(5,579)
Gross deferred tax assets	148,326
Valuation allowance	(148,326)
Deferred tax liabilities:
Net deferred tax